Commitments and Pledges - Pledge of Fixed Assets (Details) € in Thousands, $ in Millions				12 Months Ended				25 Months Ended	32 Months Ended		42 Months Ended
	Nov. 22, 2022 item	May 09, 2022 item	Jun. 30, 2021 EUR (€) item	Dec. 31, 2024 EUR (€) item	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	May 31, 2024 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 USD ($)
Commitments and pledges
Sum of contract paid for new vessels				€ 615,542	€ 66,899	€ 224,606
Wind Orca, Wind Osprey, Wind Scylla and Wind Zaratan Vessels | New Debt Facility
Commitments and pledges
Vessels pledged as security				639,000					€ 639,000		€ 639,000
P-Class vessels
Commitments and pledges
Number of newbuilds | item			2
Sum of contract paid for new vessels				245,000	14,000		€ 137,000
Total sum of contract			€ 581,000
A-Class vessels
Commitments and pledges
Number of newbuilds | item	2	2
Sum of contract paid for new vessels				€ 94,000		167,000			€ 299,000	$ 794
Total sum of contract								€ 1,100,000
M-Class vessels
Commitments and pledges
Number of newbuilds | item				2
Sum of contract paid for new vessels				€ 91,700	€ 29,300	€ 59,400	€ 29,600
Total sum of contract				€ 618,000
EUR | P-Class vessels
Commitments and pledges
Total sum of contract											€ 220,000
United States of America, Dollars | P-Class vessels
Commitments and pledges
Total sum of contract | $												$ 390